UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

1031 South Caldwell Street, Suite 200  Charlotte, NC 28203

(Address of principal executive offices)(Zip code)

1031 South Caldwell Street, Suite 200  Charlotte, NC 28203

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

February 28,2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Queens Road Small Cap Value Fund
	Schedule of Investments
	February 28, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 79.82%

Aircraft Part & Auxiliary Equipment - 0.90%
21,200	Ducommun, Inc.	$ 474,244

Apparel & Other Financial Prods of Fabrics & Similar Material - 1.49%
20,000	G-III Apparel Group Ltd. *	786,400

Application Software - 1.42%
72,900	Epicor Software Corp. *	750,870

Computer Peripheral Equipment, NEC - 1.57%
58,300	Imation Corp. *	669,284
18,900	Radisys Corp. *	157,437
		826,721
Computer Storage Devices - 0.48%
20,000	Xyratex Ltd. *	254,200

Construction & Farm Machinery - 1.53%
22,626	Oshkosh Corp. *	807,069

Crude Petroleum & Natural Gas - 0.30%
20,000	Vaalco Energy, Inc. *	160,400

Electric Utilites - 0.96%
12,350	MGE Energy, Inc.	505,980

Fats & Oils - 2.37%
90,000	Darling International, Inc. *	1,250,100

Fire, Marine & Casulty Insurance - 1.11%
60,700	Hilltop Holdings, Inc. *	587,576

Food Retail - 0.49%
3,317	Arden Group, Inc. Class-A	258,063

Footwear - 0.99%
52,400	K-Swiss, Inc. Class-A *	524,524

Gas Utilities - 3.65%
33,900	Piedmont Natural Gas Co., Inc.	993,270
29,300	UGI Corp.	934,377
		1,927,647
Health Care Distributors & Services - 1.84%
31,080	Owens & Minor, Inc.	969,696

Health Care Supplies - 0.90%
2,703	Atrion Corp.	476,647

Home Health Care Service - 0.76%
6,100	Chemed Corp.	399,184

In Vitro & In Vivo Diagnostic Substances - 1.66%
45,000	Immucor, Inc. *	876,150

Industrial Machinery - 4.99%
17,278	Chart Industries, Inc. *	784,248
20,875	Graco, Inc.	849,821
33,202	Hurco Co., Inc. *	997,056
		2,631,125
Information Technology, Electronic Manufacturing Services - 3.36%
25,400	Park Electrochemical Corp.	807,720
55,100	TTM Technologies, Inc. *	966,454
		1,774,174
Insurance Brokers - 1.62%
40,000	American Safety Insurance Holdings Ltd. *	854,000

Measuring & Controlling Devices, NEC - 1.67%
17,500	Cubic Corp.	880,425

Metal Mining - 0.50%
50,000	Jaguar Mining, Inc. *	265,000

Mining & Quarrying of Nonmetallic Minerals - 1.30%
128,650	Usec, Inc. *	684,418

Multi-Line Insurance - 0.96%
30,000	Horace Mann Educators Corp.	508,500

National Commercial Banks - 0.67%
6,000	Cullen Frost Bankers, Inc.	351,360

Natural Gas Distribution - 1.47%
18,520	New Jersey Resources Corp.	774,692

Networking Equipment - 0.53%
12,850	Bel Fuse, Inc. Class-B	281,415

Office Services & Supplies - 1.45%
11,371	United Stationers, Inc. *	766,633

Oil & Gas Exploration & Production - 1.84%
13,400	SM Energy Co.	971,098

Orthopedic, Prosthetic &Surgical Appliances & Supplies - 1.28%
20,000	Steris Corp.	677,000

Packaged Foods - 1.57%
20,000	Sanderson Farms, Inc.	827,000

Personal Products - 1.09%
31,700	Inter Parfums, Inc.	572,819

Personal Services - 1.60%
15,000	Unifirst Corp.	846,000

Pharmaceutical Preparations - 1.62%
77,600	Prestige Brands Holdings, Inc. *	855,152

Primary Smelting & Refining of Nonferrous Metals - 0.91%
29,100	Horsehead Holding Corp. *	481,314

Property & Casualty Insurance - 1.50%
12,500	Proassurance Corp. *	791,625

Publishing & Printing - 2.11%
35,545	Scholastic Corp.	1,116,113

Pumps & Pumping Equipment - 1.24%
15,300	Robbins & Myers, Inc.	652,239

Reinsurance - 1.94%
6,000	Endurance Specialty Holdings, Ltd.	297,540
17,400	Platinum Underwriters Holdings Ltd.	725,580
		1,023,120
Retail-Miscellaneous Shopping Goods Stores - 1.37%
50,000	Big 5 Sporting Goods Corp.	697,000
4,100	Books-A-Million, Inc.	24,272
		721,272
Retail-Radio, TV & Consumer Electronics Stores - 2.06%
73,500	Radioshack Corp.	1,087,800

Semi-Conductors & Related Devices - 0.76%
30,000	Micrel, Inc.	403,200

Services-Advertising - 0.45%
8,400	Valassis Communications, Inc. *	237,048

Services-Computer Integrated System Design - 1.41%
20,000	Unisys Corp. *	743,200

Services-Computer Processing & Data Preparation - 2.95%
22,300	Acxiom Corp. *	382,222
23,000	DST Systems, Inc.	1,173,000
		1,555,222
Services-Prepackaged Software - 1.45%
26,100	Progress Software Corp. *	766,296

Specialized Consumer Services - 0.56%
8,400	Plantronics, Inc.	293,076

Steel - 1.20%
19,500	Cleco Corp.	630,825

Sugar & Confectionery Products - 0.80%
39,203	Imperial Sugar Co.	423,392

Systems Software - 0.90%
82,916	Pervasive Software, Inc. *	476,767

Telephone & Telegraph Apparatus - 2.58%
16,000	Adtran, Inc.	727,680
118,000	Tellabs, Inc.	636,020
		1,363,700
Wholesale-Apparel, Piece Goods & Notions - 1.40%
56,435	Delta Apparel, Inc. *	740,992

Wholesale-Computer & Peripheral Equipment & Software - 2.63%
28,000	Tech Data Corp. *	1,388,240

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 1.65%
15,000	Wesco International, Inc. *	873,300

TOTAL FOR COMMON STOCKS (Cost $30,873,452) - 79.82%		$ 42,125,023

CLOSED-END MUTUAL FUNDS - 1.91%
46,900	Central Fund of Canada Limited Class-A***	1,005,536

TOTAL FOR CLOSED-END MUTUAL FUNDS(Cost $622,900) - 1.91%		$ 1,005,536

EXCHANGE TRADED FUNDS - 1.20%
8,500	iShares Russell 2000 Value Index Fund	634,270

TOTAL FOR EXCHANGE TRADED FUNDS(Cost $554,772) - 1.20%		$ 634,270

SHORT TERM INVESTMENTS - 17.13%
9,042,802	AIM Short Term Investments Company Prime Portfolio 0.13% ** (Cost $9,042,802)	9,042,802

TOTAL INVESTMENTS (Cost $41,093,926) - 100.06%		$ 52,807,631

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06%)		(29,755)

NET ASSETS - 100.00%		$ 52,777,876

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2011.
*** Passive foreign investment company

NOTES TO FINANCIAL STATEMENTS
Queens Road Small Cap Value Fund

1. SECURITY TRANSACTIONS

At February 28, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $41,093,926 amounted to $11,713,703, which consisted of aggregate gross unrealized appreciation of  $12,927,398 and aggregate gross unrealized depreciation of $1,213,695.

2. SECURITY VALUATION

Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$42,125,023	$0	$0	$42,125,023
Exchange Traded Funds	$634,270	$0	$0	$634,270
Closed-End Funds	$1,005,536	$0	$0	$1,005,536
Cash Equivalents	$9,042,802	$0	$0	$9,042,802
Total	$52,807,631	$0	$0	$52,807,631

	Queens Road Value Fund
	Schedule of Investments
	February 28, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 76.91%

Aerospace & Defense - 1.24%
3,600	United Technologies Corp.	$ 300,744

Alternative Carriers - 0.81%
5,166	Time Warner, Inc.	197,341

Apparel & Accessories - 1.38%
3,500	V.F. Corp.	334,845

Banks - 3.15%
14,500	Bank of New York Co., Inc.	440,655
6,000	State Street Corp.	268,320
2,000	US Bancorp	55,460
		764,435

Broadcasting & Cable TV - 2.01%
20,490	CBS Corp. Class-B	488,891

Computer Storage & Peripherals - 8.55%
10,000	Cisco Systems Inc. *	185,600
30,000	Dell, Inc. *	474,900
20,000	EMC Corp. *	544,200
7,000	Hewlett-Packard Co.	305,410
3,500	International Business Machines Corp.	566,580
		2,076,690
Electric Utilites - 6.49%
20,900	Duke Energy Corp.	375,991
13,000	Exelon Corp.	542,880
10,700	Progress Energy, Inc.	489,097
4,400	Southern Co.	167,684
		1,575,652
Financial Services - 1.44%
8,000	American Express Co.	348,560

Financials-Asset Management & Custody Banks - 1.08%
3,900	T. Rowe Price Group, Inc.	261,222

Fire, Marine & Casualty Insurance - 1.62%
3	Berkshire Hathaway, Inc. Class-A *	393,900

Food & Kindred Products - 3.19%
9,000	Kraft Foods, Inc.	286,560
16,400	Unilever PLC ADR	487,080
		773,640
Health Care Distributors & Services - 1.18%
4,300	Wellpoint, Inc. *	285,821

Household Products - 1.65%
5,900	Clorox Co.	399,784

Housewares & Specialties - 1.62%
6,380	Fortune Brands, Inc.	394,667

Industrial Conglomerates - 1.42%
3,162	Covidien Ltd.	162,685
4,000	Tyco International Ltd.	181,360
		344,045
Industrial Instruments For Measurement, Display And Control - 0.48%
2,300	Danaher Corp.	116,380

Industrial Machinery - 1.90%
10,200	Ingersoll-Rand Co. Ltd.	462,060

Integrated Oil & Gas - 1.66%
4,700	Exxon Mobil Corp.	401,991

Integrated Telecommunication Services - 1.81%
11,100	AT&T, Inc.	315,018
10,000	Windstream Corp.	125,400
		440,418
Internet Software & Services - 3.69%
16,000	Intel Corp.	343,520
11,500	Microsoft Corp.	305,670
15,000	Yahoo! Inc. *	246,000
		895,190
Movies & Entertainment - 3.18%
44,500	News Corp. Class-A	772,965

Multi-Sector Holdings - 2.56%
18,800	Leucadia National Corp.	622,844

National Commercial Banks - 1.73%
9,000	JP Morgan Chase & Co.	420,210

Personal Products - 3.64%
5,000	Kimberly Clark Corp.	329,500
8,800	Procter & Gamble Co.	554,840
		884,340
Pharmaceuticals - 8.05%
5,000	Bristol Myers Squibb Co.	129,050
9,000	GlaxoSmithkline PLC ADR	347,490
7,050	Johnson & Johnson	433,152
13,820	Merck & Co., Inc.	450,118
31,000	Pfizer, Inc.	596,440
		1,956,250
Property & Casualty Insurance - 2.90%
21,400	Progressive Corp.	445,762
4,300	Travelers Co., Inc.	257,699
		703,461
Refuse Systems - 1.53%
10,000	Waste Management, Inc.	370,600

Restaurants - 1.32%
4,225	McDonalds Corp.	319,748

Services-General Medical & Surgical Hospitals - 1.93%
11,900	Thomson Reuters Corp.	469,455

Surgical & Medical Instruments & Apparatus - 1.94%
5,100	3M Co.	470,373

Systems Software - 1.78%
24,000	Symantec Corp. *	432,720

TOTAL FOR COMMON STOCKS (Cost $15,390,420) - 76.91%		$ 18,679,242

EXCHANGE TRADED FUND - 1.70%
Gold & Silver Ores - 2.00%
30,000	iShares Comex Gold *	413,700

TOTAL FOR EXCHANGE TRADED FUNDS(Cost $295,769) - 1.70%		$ 413,700

SHORT TERM INVESTMENTS - 21.23%
5,155,315	AIM Short Term Investment Company Prime Portfolio 0.13% ** (Cost $5,155,315)	5,155,315

TOTAL INVESTMENTS (Cost $20,841,504) - 99.84%		24,248,257

OTHER ASSETS LESS LIABILITIES - 0.16%		39,274

NET ASSETS - 100.00%		$ 24,287,531

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2011.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Queens Road Value Fund

1. SECURITY TRANSACTIONS

At February 28, 2011 the net unrealized appreciation on investments, based on cost for federal income tax purposes  of $20,841,504, amounted to $3,406,750, which consisted of aggregate gross unrealized appreciation of  $3,896,104 and aggregate gross unrealized depreciation of $489,354.

2. SECURITY VALUATION

Securities, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price.  Investments for which no sale was reported are valued at the last bid price. Short-term obligations having remaining maturities of 60 days or less, are valued at amortized cost. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Fund’s Board of Trustees.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$18,679,242	$0	$0	$18,679,242
Exchange Traded Funds	413,700	$0	$0	$413,700
Preferred Stocks	$0			$0
Cash Equivalents	$5,155,315	$0	$0	$5,155,315
Total	$24,248,257	$0	$0	$24,248,257

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date April 19, 2011

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date April 19, 2011

* Print the name and title of each signing officer under his or her signature.